GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED JULY 14, 2023
TO THE STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE SERIES OF THE TRUST INCLUDED IN SCHEDULE A, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statutory Prospectus and SAI.

The supplements dated March 29, 2023 and April 1, 2023 to the Statutory Prospectus and Statement of Additional Information for each of the funds listed in Schedule A below (the “Funds”) are amended to clarify that the Funds’ custodian, transfer agent and securities lending agent will transition from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about July 24, 2023.

SCHEDULE A
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF STATEMENT OF ADDITIONAL INFORMATION, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X Aging Population ETF	April 1, 2023	April 1, 2023
Global X Clean Water ETF	April 1, 2023	April 1, 2023
Global X Emerging Markets Internet & E-commerce ETF	March 1, 2023	March 1, 2023
Global X MSCI Argentina ETF	March 1, 2023	March 1, 2023
Global X MSCI China Communication Services ETF	March 1, 2023	March 1, 2023
Global X MSCI China Consumer Discretionary ETF	March 1, 2023	March 1, 2023
Global X MSCI Next Emerging & Frontier ETF	March 1, 2023	March 1, 2023
Global X MSCI Pakistan ETF	March 1, 2023	March 1, 2023
Global X MSCI SuperDividend® Emerging Markets ETF	March 1, 2023	March 1, 2023
Global X MSCI Vietnam ETF	March 1, 2023	March 1, 2023
Global X Renewable Energy Producers ETF	March 1, 2023	March 1, 2023
Global X SuperDividend® ETF	March 1, 2023	March 1, 2023
Global X S&P 500® Tail Risk ETF	March 1, 2023	March 1, 2023

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE